Shareholder Report, Holdings (Details)_13	Jun. 30, 2024
Class A | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class A | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class A | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class A | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Flagstar Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Nissan Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class A | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class A | Cash & Other (includes derivatives) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
Class C | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class C | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class C | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class C | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Flagstar Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Nissan Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class C | Cash & Other (includes derivatives) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
Class I | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class I | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Flagstar Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Nissan Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class I | Cash & Other (includes derivatives) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
Class R-6 | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class R-6 | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class R-6 | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class R-6 | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class R-6 | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R-6 | U.S. Treasury Inflation Indexed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R-6 | Avis Budget Rental Car Funding AESOP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R-6 | Flagstar Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Nissan Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class R-6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Class R-6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class R-6 | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class R-6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class R-6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class R-6 | Cash & Other (includes derivatives) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)